Cash and cash equivalents Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Current restricted cash and cash equivalents	€ 209	€ 0	€ 0
Months	0	6	12